Events after the Reporting Date	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting date

28. Events after the reporting date

28.1 Acquisition of brumbrum

On January 31, 2022, the Group acquired brumbrum for €80 million in a mix of cash and Cazoo shares. Founded in 2016, brumbrum was based in Milan and grew to a team of over 180 staff, including at its 40,000 square meter vehicle preparation center in Reggio Emilia, which has the potential to recondition over 15,000 cars annually. The business offered hundreds of vehicles for sale, finance or subscription for delivery across Italy.

The transaction combined Cazoo’s brand, platform and funding with brumbrum’s strong team, local market expertise and commercial relationships across Italy and, once integrated, the Group expects will accelerate the launch of Cazoo’s full proposition throughout Italy by the middle of 2022.

As of the date of this report, management has not completed its purchase price allocation exercise for the acquisition.

28.2 Issuance of convertible senior notes

On February 16, 2022, the Group issued $630.0 million in aggregate principal amount of 2.00% Convertible Senior Notes due 2027 (the “Convertible Notes”) pursuant to the Indenture, dated February 16, 2022 (the “Indenture”), between Cazoo Group Ltd and U.S. Bank Trust Company, National Association, as trustee.

The Convertible Notes bear regular interest at a rate of 2.00% per year. Interest accrues from February 16, 2022 and is payable quarterly in arrears on February 16, May 16, August 16 and November 16 of each year, beginning on May 16, 2022. The Convertible Notes will mature on February 16, 2027, unless earlier redeemed, repurchased or converted in accordance with the terms of the Convertible Notes. The principal amount of the Convertible Notes does not accrete.

The Convertible Notes will be convertible at the option of the holders at any time after November 6, 2022 and prior to the close of business on the second scheduled trading day immediately preceding February 16, 2027. In addition, the Company may force the conversion of the Convertible Notes on or after February 16, 2025, if the trading price of the Class A Shares exceeds 150% of the conversion price for at least 20 trading days (whether or not consecutive) in any consecutive 30 trading day period (the “Trading Condition”).

Upon conversion, the Company will satisfy its conversion obligation by delivering Class A Shares (subject to certain exceptions set forth in the Indenture). The Convertible Notes have an initial conversion rate of 200 Class A Shares per $1,000 principal amount of Convertible Notes. This is equivalent to an initial conversion price of $5.00 per share. The conversion rate is subject to customary adjustments under certain circumstances in accordance with the terms of the Indenture.

Holders of the Convertible Notes have the right to require the Company to repurchase for cash all or a portion of their Convertible Notes at 100% of their principal amount, plus any accrued and unpaid interest, upon the occurrence of a Fundamental Change. The Company is also required to increase the conversion rate for holders who convert their Convertible Notes in connection with a Fundamental Change prior to the maturity date.

The Company may not redeem the Convertible Notes prior to February 16, 2025. The Convertible Notes are redeemable, in whole or in part, for cash at the Company’s option at any time, and from time to time, on or after February 16, 2025, but only if (i) the Trading Condition (as defined above) is met, or (ii) the aggregate principal amount of the Convertible Notes outstanding and held by persons other than the Company or its affiliates is less than 15% of the initial aggregate principal amount of the Convertible Notes.

If the Convertible Notes have not been converted, repurchased or redeemed at or prior to February 16, 2027, holders of the Convertible Notes will also be entitled to payment of a premium at maturity of the Convertible Notes, equal to 50% of the principal amount of the Convertible Notes. The premium is payable in cash, Class A Shares, or a combination of cash and Class A Shares at the option of the Company. The premium will not be payable if the trailing 10 trading day volume weighted average price of the Class A Shares is above $6.75 for any trading day beginning on (and excluding) March 4, 2024 and ending on (and including) March 18, 2024 (the “premium fall-away trigger”), provided that in connection with a share exchange event on or prior to March 4, 2024 involving a third-party acquirer, the premium fall-away trigger shall be tested using the fair market value of the consideration paid per Class A Share on the date of the share exchange event or if resulting in less consideration, the date on which any lock-up applicable to holders of the Class A Shares expires after the share exchange event. For the avoidance of doubt, this premium will not be payable by the Company (i) in the event of a mandatory conversion on or prior to the maturity date, (ii) in the event of a voluntary conversion by a holder on or prior to the maturity date, (iii) in connection with the redemption of the Convertible Notes on or prior to the maturity date, or (iv) in connection with a make-whole Fundamental Change or an offer to purchase Convertible Notes upon a Fundamental Change.

The Convertible Notes are the Company’s senior unsecured obligations and (i) rank equal in right of payment to all of the Company’s existing and future unsubordinated indebtedness, (ii) rank senior in right of payment to any of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Convertible Notes, (iii) are effectively subordinated in right of payment to any of the Company’s future secured indebtedness to the extent of the value of the collateral securing such indebtedness (subject to the next succeeding paragraph) and (iv) are structurally subordinated to all existing and future indebtedness and other liabilities (including trade payables) of current or future subsidiaries of the Company (subject to the next succeeding paragraph).

The Convertible Notes will not be guaranteed or secured upon issuance but will receive the benefit of any guarantees or security provided at any time for the benefit of certain other indebtedness of the Company for borrowed money issued or incurred in the future, other than indebtedness incurred to purchase, finance or refinance the purchase of vehicles, vehicle parts, supplies and inventory and certain other indebtedness. The Indenture also contains covenants, events of default and other provisions which are customary for offerings of convertible notes.

28.3 Expiration of Class C Lock-Up Period

On February 26, 2022, the Class C Shares automatically converted into Class A Shares on a one-for-one basis in accordance with the Articles.

28.4 UK stocking loans

On March 22, 2022, the Group increased its UK stocking facilities by £25 million with an existing lender.

28.5 Asset-backed securitization with BNP Paribas

On March 28, 2022, the Group entered into a €50 million asset-based securitization facility with BNP Paribas (the “BNP Facility”) to help accelerate the expansion of the Group’s car subscription platform in Europe.

The deal with BNP Paribas will allow Cazoo to enhance its capital-efficiency and accelerate the expansion of its car subscription platform in Europe. The facility has been designed with the ability to easily increase the funding requirement and add additional markets in the future, in line with the growth of Cazoo.